Accounting for Warrant Liability	3 Months Ended
Mar. 31, 2021
Payables and Accruals [Abstract]
ACCOUNTING FOR WARRANT LIABILITY

NOTE 7 — ACCOUNTING FOR WARRANT LIABILITY

At March 31, 2021, there were 14,325,000 warrants outstanding including 8,625,000 Public Warrants and 5,700,000 Private Placement Warrants.

The Company accounts for its warrants outstanding consistent with the “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (the “Staff Statement”) issued on April 12, 2021 by the staff (the “Staff”) of the Division of Corporation Finance of the SEC. The following table presents information about the Company’s warrant liabilities that are measured at fair value on a recurring basis at March 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

Description	March 31, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant Liabilities:
Public Warrants	$14,317,000	$14,317,000	$—	$—
Private Placement Warrants	9,848,000	—	—	9,848,000
Warrant liability at March 31, 2021	$24,165,000	14,317,000		$24,165,000

The following table presents information about the Company’s warrant liabilities that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

Description	December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant Liabilities:
Public Warrants	$12,851,000	$—	$—	$12,851,000
Private Placement Warrants	$8,668,000	$—	$—	$8,668,000
Warrant liability at December 31, 2020	$21,519,000			$21,519,000

The Company utilizes a third party valuation consultant that uses a Black-Scholes-Merton approach to value the Private Placement Warrants for the reporting period ended March 31, 2021, with changes in fair value recognized in the statement of operations. The estimated fair value of the Private Placement warrant liability is determined using Level 3 inputs. Inherent in a Black-Scholes-Merton option pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

The warrant liabilities are not subject to qualified hedge accounting.

There were no transfers between Levels 1, 2 or 3 during the period ended March 31, 2021.

The following table provides quantitative information regarding Level 3 fair value measurements:

	As of March 31, 2021	As of December 31, 2020
Private Warrants:
Term (in years)	5.0	5.0
Volatility – pre announcement	10.0%	10.0%
Volatility – post announcement	22%	30%
Risk-free rate	1.04%	0.469%
Fair value of warrants	$1.73	$1.52

Public Warrants:
Simulated warrant value		$1.49
Publicly-traded value		$1.49

The following table presents the changes in the fair value of warrant liabilities:

	Public	Private Placement	Warrant Liabilities
Fair value measurement on December 31, 2020	$12,851,000	$8,668,000	$21,519,000
Change in valuation inputs or other assumptions	1,466,000	1,180,000	2,646,000
Fair value as of March 31, 2021	$14,317,000	$9,848,000	$24,165,000